EMPLOYEE RELATED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Postretirement Medical Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Net Periodic Benefit Cost
The components of the net periodic benefit cost and other amounts recognized in other comprehensive income (loss) for post-retirement medical plan expense are as follows:

	Year ended December 31,
	2016	2015	2014
Net periodic benefit cost:
Service cost	$12	$29	$24
Interest cost	85	126	118
Amortization of prior service costs	(12)	(973)	(1,737)
Amortization of net (gain) or loss	(333)	(115)	(227)
Total net periodic benefit cost	$(248)	$(933)	$(1,822)

Schedule of Amounts Recognized in Other Comprehensive Income
Other changes in plan assets and benefits obligations recognized in other comprehensive income:
Prior service cost for the period	$--	$--	$--
Net (gain) or loss for the period	(316)	(1,333)	558
Amortization of prior service costs	12	973	1,737
Amortization of net gain or (loss)	333	115	227
Total recognized in other comprehensive income (expense)	$29	$(245)	$2,522
Total recognized in net periodic benefit cost and other comprehensive income	$(219)	$(1,178)	$700

Schedule of Impact of One-Percentage-Point Change in Assumed Health Care Cost
Impact of one-percentage point change in assumed health care cost trend rates as of December 31, 2016:

	Increase	Decrease
Effect on service cost and interest cost	$7	$(5)
Effect on post-retirement benefit obligation	$59	$(46)

Schedule of changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status
The components of the change in benefit obligation, change in plan assets and funded status for post-retirement medical plan are as follows:

	Year ended December 31,
	2016	2015	2014
Change in benefit obligation:
Benefit obligation at beginning of period	$1,781	$2,977	$2,317
Service cost	12	29	24
Interest cost	85	126	118
Benefits paid	(12)	(18)	(40)
Change in plan provisions	--	--	--
Actuarial loss (gain)	(316)	(1,333)	558
Benefit obligation end of period	$1,550	$1,781	$2,977
Change in plan assets:
Fair value of plan assets at beginning of period	$--	$--	$--
Employer contribution	12	18	40
Benefits paid	(12)	(18)	(40)
Fair value of plan assets at end of period	$--	$--	$--
Funded status	$(1,550)	$(1,781)	$(2,977)

Schedule of Amounts Recognized in Statement of Financial Position
	As of December 31,
	2016	2015	2014
Amounts recognized in statement of financial position:
Current liabilities	(37)	(40)	(83)
Non-current liabilities	(1,513)	(1,741)	(2,894)
Net amount recognized	$(1,550)	$(1,781)	$(2,977)
Weighted average assumptions used:
Discount rate	4.50%	4.80%	4.30%
Rate of compensation increases	N/A	N/A	N/A
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year (pre 65/ post 65)	7.20%/10.00%	6.75%/10.00%	7.00%/20.00%
Ultimate rate (pre 65/ post 65)	4.50%/4.50%	4.50%/5.00%	4.50%/5.00%
Year the ultimate rate is reached (pre 65/ post 65)	2025/2025	2025/2022	2025/2022

Schedule of Future Benefit Payments
The following benefit payments are expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

Fiscal Year	Other Benefits
2017	$37
2018	48
2019	59
2020	66
2021	67
2022-2026	$346

Schedule of Weighted Average Assumptions Used
Weighted average assumptions used:
Discount rate	4.80%	4.30%	5.20%
Expected return on plan assets	N/A	N/A	N/A
Rate of compensation increases	N/A	N/A	N/A
Assumed hea

Schedule of Health Care Cost Trend Rates
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year (Pre-65/Post-65)	6.75%/10.00%	7.00%/20.00%	7.75%/25.00%
Ultimate rate (Pre-65/Post-65)	4.50%/5.00%	4.50%/5.00%	5.00%/5.00%
Year the ultimate rate is reached (Pre-65/Post-65)	2025/2022	2025/2022	2022/2022
Measurement date	December 31, 2016	December 31, 2015	December 31, 2014

Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Net Periodic Benefit Cost
The components of the change in benefit obligation, the change in plan assets and funded status for Jazz’s pension plan are as follows:

	Year ended December 31,
	2016	2015	2014
Net periodic benefit cost:
Interest cost	841	798	796
Expected return on plan assets	(1,154)	(1,130)	(1,257)
Amortization of prior service costs	3	3	3
Amortization of net (gain) or loss	34	31	--
Total net periodic benefit cost	$(276)	$(298)	$(458)

Schedule of Amounts Recognized in Other Comprehensive Income
Other changes in plan assets and benefits obligations recognized in other comprehensive income:
Prior service cost for the period	$--	$--	$--
Net (gain) or loss for the period	736	6	3,117
Amortization of prior service costs	(3)	(3)	(3)
Amortization of net gain or (loss)	(34)	(31)	--
Total recognized in other comprehensive income (expense)	$699	$(28)	$3,114
Total recognized in net periodic benefit cost and other comprehensive income (expense)	$423	$(326)	$2,656

Schedule of Estimated Amounts in Accumulated Other Comprehensive Income to be Recognized over the Next Fiscal Year
	Year ended December 31,
	2016	2015	2014
Estimated amounts that will be amortized from accumulated other comprehensive income in the next fiscal year ending :
Prior service cost	3	3	3
Net actuarial (gain) or loss	$54	$33	$31

Schedule of changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status
The components of the change in benefit obligation, change in plan assets and funded status for Jazz’s pension plan are as follows:

	Year ended December 31,
	2016	2015	2014
Change in benefit obligation:
Benefit obligation at beginning of period	$18,605	$19,304	$15,873
Interest cost	841	798	796
Benefits paid	(496)	(451)	(532)
Change in plan provisions	--	--	--
Actuarial loss (gain)	722	(1,046)	3,167
Benefit obligation end of period	$19,672	$18,605	$19,304
Change in plan assets:
Fair value of plan assets at beginning of period	$18,526	$18,134	$16,652
Actual return on plan assets	1,141	78	1,307
Employer contribution	700	765	707
Benefits paid	(496)	(451)	(532)
Fair value of plan assets at end of period	$19,871	$18,526	$18,134
Funded status	$199	$(79)	$(1,170)
Accumulated benefit obligation	$19,672	$18,605	$19,304

Schedule of Amounts Recognized in Statement of Financial Position
Amounts recognized in statement of financial position:
Non-current assets	$199	$--	$--
Non-current liabilities	--	(79)	(1,170)
Net amount recognized	$199	$(79)	$(1,170)
Weighted average assumptions used:
Discount rate	4.30%	4.60%	4.20%
Rate of compensation increases	N/A	N/A	N/A

Schedule of Future Benefit Payments
The following benefit payments are expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

Fiscal Year	Other Benefits
2017	$706
2018	797
2019	866
2020	943
2021	999
2022-2026	$5,719

Schedule of Weighted Average Assumptions Used
Weighted average assumptions used:
Discount rate	4.60%	4.20%	5.10%
Expected return on plan assets	6.20%	6.20%	7.50%
Rate of compensation increases	N/A	N/A	N/A

Schedule of Weighted Average Asset Allocations
Jazz’s pension plan weighted average asset allocations on December 31, 2016, by asset category are as follows:

Asset Category:	December 31, 2016	Target allocation 2017
Equity securities	62%	60%
Debt securities	38%	40%
Real estate	0%	0%
Other	0%	0%
Total	100%	100%

Schedule of Assets Measured at Fair Value on a Recurring Basis
The plan’s assets measured at fair value on a recurring basis consisted of the following as of as of December 31, 2016:

	Level 1	Level 2	Level 3
Investments in mutual funds	$--	$19,871	$--
Total plan assets at fair value	$--	$19,871	$--

The plan’s assets measured at fair value on a recurring basis consisted of the following as of as of December 31, 2015:

	Level 1	Level 2	Level 3
Investments in mutual funds	$--	$18,526	$--
Total plan assets at fair value	$--	$18,526	$--